EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS/(LOSS) PER SHARE
Schedule of basic earnings per share and diluted earnings/(loss) per share

Basic earnings per share and diluted earnings/(loss) per share have been calculated as follows (RMB in thousands, except for share and per share data):

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income/ (loss)	6,452,554	13,487	(7,110,688)
Less: Net (income)/loss attributable to non-controlling interests	(3,005,111)	76,979	2,751,476
Less: Net income attributable to redeemable non-controlling interests	—	(35,926)	(85,882)
Net income attributable to JinkoSolar’s ordinary shareholders	3,447,443	54,540	(4,445,094)
Dilutive effects of convertible senior notes	(5,574)	(320,243)	—
Numerator for diluted income/(loss) per share	3,441,869	(265,703)	(4,445,094)

Denominator:
Denominator for basic earnings per share–weighted average number of ordinary shares outstanding	207,705,476	208,607,597	208,412,077
Dilutive effects of share options	6,920,728	—	—
Dilutive effects of convertible senior notes	11,486,880	1,374,243	—
Dilutive effects of convertible notes issued by Jiangxi Jinko	—	—	—

Denominator for diluted calculation–weighted average number of ordinary shares outstanding	226,113,084	209,981,840	208,412,077
Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	16.60	0.26	(21.33)
Diluted earnings/(loss) per share attributable to JinkoSolar’s ordinary shareholders	15.23	(1.27)	(21.33)